MONY Life Insurance Company of America ("MONY America")

SUPPLEMENT DATED DECEMBER 16, 2013 TO THE CURRENT PROSPECTUS FOR

INCENTIVE LIFE LEGACY(R) II

--------------------------------------------------------------------------------

FOR USE IN FLORIDA ONLY.

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the
"Prospectus"). You should read this Supplement in conjunction with the
Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the
Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Subject to eligibility requirements, an optional rider may be added to your policy at issue that provides an acceleration of all or part of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill or cognitively impaired and is receiving qualified long-term care services in accordance with a plan of care. This is our Long-Term Care
Services Rider/SM/. The monthly rate charged for this rider varies based on the individual characteristics of the insured, the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture
Benefit. You can terminate this rider at any time, subject to any continuation of coverage under the optional Nonforfeiture Benefit, if elected.

The current national version of the Long-Term Care Services/SM/ Rider is described in your current prospectus under "More information about policy features and benefits." The purpose of this Supplement is to describe the new
Long-Term Care Services Rider/SM/ that is available in Florida on or about
December 16, 2013. This Supplement makes references to the corresponding sections of your Prospectus.

"Appendix III: State policy availability and/or variations of certain features and benefits" describes certain variations from the standard Long-Term Care
Services/SM/ Rider that are specific to the form of the rider sold in some states. This Supplement updates "Appendix III: State policy availability and/or variations of certain features and benefits" by adding the following description of certain variations that apply to the version of the Long-Term
Care Services/SM/ Rider available in Florida.

                   EVM 23 (12/13)                                151176 (12/13)
                   IL Legacy II (IF/NB)                                 #652312

------------------------------------------------------------------------------------------------------
STATE    FEATURES AND BENEFITS        AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------

FLORIDA  Long Term Care Services/SM/  In Florida, we refer to this rider as the "Long Term Care
         Rider                        Insurance Rider" (Rider Form No. R12-10FL).

         See "Long Term Care          The monthly charge per $1,000 of the amount for which
         Services Rider/SM/" in       we are at risk is as follows:
         "Risk/benefit summary:
         Charges and expenses you     With the optional Nonforfeiture benefit:
         will pay"
                                         Highest: $1.19
                                         Lowest: $0.07
                                         Representative: $0.17

                                      Without the optional Nonforfeiture benefit:

                                         Highest: $1.19
                                         Lowest: $0.07
                                         Representative: $0.17

         See "Long Term Care          The following paragraph replaces the second paragraph in
         Services/SM/ Rider" under    this section in its entirety:
         "Other benefits you can add
         by rider" in "More           An individual qualifies as "chronically ill" if they have been
         information about policy     certified by a licensed health care practitioner as being
         features and benefits"       unable to perform, without substantial assistance from
                                      another person, at least two activities of daily living for a period of at least 90 days due to a loss of functional
                                      capacity; or requiring substantial supervision for protection from threats to health and safety due to severe cognitive
                                      impairment.

                                      The following two sentences replace the final two
                                      sentences of the third paragraph of this section in their
                                      entirety:

                                      We also, at our own expense, may have the insured person
                                      examined as often as reasonably necessary while a claim is pending. This rider may not cover all of the costs associated with long-term care services which may be incurred by the
                                      buyer of this rider during the insured person's period of
                                      coverage.

                                      ELIMINATION PERIOD
                                      The "Elimination Period" subsection is replaced in its
                                      entirety with the following:

                                      .  Elimination Period. The Long-Term Care Services/SM/
                                      Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this
                                      rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under
                                      this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility
                                      stay or days of home health care, and the days do not
                                      have to be continuous. There is no requirement that the
                                      elimination period must be satisfied within a consecutive
                                      period of 24 months starting with the month in which
                                      such services are first provided. The elimination period
                                      must be satisfied only once while this rider is in effect.

                                      2

-----------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS        AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------

FLORIDA      See "Long Term Care          PERIOD OF COVERAGE
(CONTINUED)  Services/SM/ Rider" under    The first paragraph of the "Period of coverage" subsection
             "Other benefits you can add  is replaced in its entirety with the following:
             by rider" in "More
             information about policy     .  PERIOD OF COVERAGE. The period of coverage is the
             features and benefits"       period of time during which the insured receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

                                          1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving
                                          qualified long-term care services;

                                          2. the date we determine the insured person is no longer
                                          eligible to receive qualified long-term care services under this rider;

                                          3. the date you request that we terminate benefit payments under this rider;

                                          4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total
                                          Nonforfeiture Benefit has been paid out);

                                          5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

                                          6. the date we make a payment under the living benefits
                                          rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

                                          7. the date of death of the insured person.

                                          PREEXISTING CONDITION
                                          No benefits will be provided under this rider during the first
                                          180 days from the effective date of the policy for long-term care services received by the insured person due to a
                                          preexisting condition. However, each day of services
                                          received by the insured person for a preexisting condition during the first 180 days that this rider is in force will count toward satisfaction of the elimination period.

                                      3

-----------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS        AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------

FLORIDA      See "Long Term Care          The following paragraph replaces the first paragraph in this
(CONTINUED)  Services/SM/ Rider" under    section in its entirety:
             "Optional rider charges" in
             "More information about      .  LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this
             certain policy charges"      rider without the Nonforfeiture Benefit, on a guaranteed
                                          basis, we may deduct between $0.07 and $1.19 per $1,000
                                          of the amount for which we are at risk under the rider from your policy account value each month. If you choose this
                                          rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.07 and $1.19 per $1,000 of the
                                          amount for which we are at risk under the rider. We will
                                          deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the
                                          death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current
                                          monthly charges for this rider may be lower than the
                                          maximum monthly charges.

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

            Copyright 2013 MONY Life Insurance Company of America.
                             All rights reserved.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

                                      4

AXA Equitable Life Insurance Company (“AXA Equitable”)

MONY Life Insurance Company of America (“MONY America”)

Supplement dated November 12, 2013 to the current variable life and variable annuity prospectuses and supplements to the prospectuses

This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information (together the “Prospectus”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Changes to a Portfolio of AXA Premier VIP Trust

Sub-Adviser Name change

GCIC US Ltd., a subadviser of the Multimanager Aggressive Equity Portfolio, changed its name to Scotia Institutional Asset Management US, Ltd. Therefore, effective immediately, all references to GCIC US Ltd. are hereby replaced with Scotia Institutional Asset Management US, Ltd.

For more information about this Portfolio, see “Portfolios of the Trusts” in the Prospectus.

Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2013 AXA Equitable Life Insurance Company. Copyright 2013 MONY Life Insurance Company of America.

All rights reserved.

AXA Equitable Life Insurance Company

MONY Life Insurance Company of America

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

IM-40-13 (11/13)	Cat.#151174 (11/13)
NB/IF (AR)	#652314

AXA Equitable Life Insurance Company ("AXA Equitable")
MONY Life Insurance Company of America ("MONY America")

SUPPLEMENT DATED NOVEMBER 18, 2013

VARIABLE LIFE INSURANCE POLICIES

..   INCENTIVE LIFE LEGACY(R) II

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy, please note the following changes:

Effective immediately, for policies issued on or after the date of this supplement we reserve the right to implement a limitation on amounts that may be allocated and or transferred to the guaranteed interest option ("policy guaranteed interest option limitation"). Accordingly, please note the following changes:

IN RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS, UNDER "THE
MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY," UNDER "POLICY "LAPSE" AND
TERMINATION," THE SECOND PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH
THE FOLLOWING:

We will mail a notice to you at your last known address if your policy lapses.
You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If the guaranteed interest option limitation is in effect, we may limit you from allocating a portion of your payment to the guaranteed interest option as described elsewhere in this supplement. Any such portion of the payment will be allocated to the variable investment options in proportion to any payment amounts for the variable investment options that you have specified with that payment. Otherwise, the remainder will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any such portion of the payment will be refunded to you except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

IN "RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS," UNDER "YOU CAN
ELECT A "PAID UP" DEATH BENEFIT GUARANTEE," THE FOLLOWING SENTENCES ARE ADDED
AFTER THE FIFTH SENTENCE IN THE FIRST PARAGRAPH:

If the policy guaranteed interest option limitation is in effect at the time you elect the "paid up" death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the "paid up" death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option.

IN "RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS," UNDER
"INVESTMENT OPTIONS WITHIN YOUR POLICY," THE FOLLOWING NEW PARAGRAPH IS ADDED
AFTER THE THIRD PARAGRAPH:

However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of any premium payment to the guaranteed interest option. Any portion of the premium payment in excess of the limitation amount will be allocated to the variable investment options in proportion to any premium payment amounts for the variable investment options that you have specified with that premium payment.
Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any premium payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the premium payment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on premium payments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

                   EVM-19 (11/13)                                151170 (11/13)
                   IL Legacy II (AXA/MLOA) - New
                   Biz                                                  #652316

IN "RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS," UNDER
"INVESTMENT OPTIONS WITHIN YOUR POLICY," UNDER "GUARANTEED INTEREST OPTION,"
THE SECOND PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Upon advance notification, AXA Equitable and MONY America have the right to implement the policy guaranteed interest option limitation. If the policy guaranteed interest option limitation is in effect, AXA Equitable and MONY
America have the right to limit you from allocating more than a specified percentage of your premium to the guaranteed interest option. We may also reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. Finally, we may limit you from allocating more than a specified percentage of any additional loan repayment to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. The specified percentage limitation on allocations of premium payments, additional loan repayments, and requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. The policy guaranteed interest option limitation will not apply while the paid up death benefit guarantee or the extended no lapse guarantee rider remains in effect.
The limitation amounts applicable under the paid up death benefit guarantee and the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits"
later in this prospectus.

IN "DETERMINING YOUR POLICY'S VALUE," UNDER "YOUR POLICY ACCOUNT VALUE," UNDER
"YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION," THE FIRST PARAGRAPH IS
DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any
"restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate. However, we reserve the right to limit the percentage of your premium that may be allocated to the guaranteed interest option, or to reject certain requests to transfer amounts to the unloaned portion of your guaranteed interest option as described in greater detail throughout this prospectus. We may also limit the percentage of any additional loan repayments that may be allocated to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. See "Guaranteed interest option" under "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this Prospectus for more information on such limitation amounts.

IN "TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS," UNDER "TRANSFERS YOU
CAN MAKE," PLEASE NOTE THE FOLLOWING CHANGES:

THE FIRST THREE SENTENCES IN THE FIRST PARAGRAPH ARE DELETED IN THEIR ENTIRETY
AND REPLACED WITH THE FOLLOWING NEW SENTENCE:

After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below.

THE FOLLOWING NEW PARAGRAPH IS ADDED AFTER THE THIRD PARAGRAPH:

RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. Upon advance notification, AXA Equitable and MONY America have the right to reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. The specified percentage limitation on requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

IN "ACCESSING YOUR MONEY," UNDER "BORROWING FROM YOUR POLICY," UNDER "PAYING
OFF YOUR LOAN," THE FOLLOWING IS ADDED TO THE END OF THE SECOND PARAGRAPH:

However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of each additional repayment to the guaranteed interest option. Any portion of the additional loan repayment in excess of the limitation amount will be allocated to the variable investment options in proportion to any loan repayment amounts for the variable investment options that you have specified with that loan repayment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any loan repayment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the additional loan repayment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on additional loan repayments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

IN "ACCESSING YOUR MONEY," UNDER "LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST
POLICIES ONLY)," A FINAL BULLET IS ADDED AS FOLLOWS:

..   If the policy is on loan extension, the policy guaranteed interest option limitation will not apply.

IN "ACCESSING YOUR MONEY," UNDER "YOUR OPTION TO RECEIVE A TERMINAL ILLNESS
LIVING BENEFIT," THE FIRST SENTENCE OF THE FOURTH PARAGRAPH IS DELETED IN ITS
ENTIRETY AND REPLACED WITH THE FOLLOWING:

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option regardless of any policy guaranteed interest option limitation in effect.

IN "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS," UNDER "PAID UP DEATH
BENEFIT GUARANTEE," UNDER "RESTRICTIONS ON ALLOCATIONS AND TRANSFERS," THE
FOLLOWING NEW PARAGRAPH IS ADDED AS THE THIRD PARAGRAPH:

If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option.

IN "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS," UNDER "OTHER BENEFITS
YOU CAN ADD BY RIDER," UNDER "EXTENDED NO LAPSE GUARANTEE RIDER," UNDER
"TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST
OPTION," THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE FIRST PARAGRAPH:

The policy guaranteed interest option will not apply while the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option.

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

  Copyright 2013 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
                             All rights reserved.

                     AXA Equitable Life Insurance Company
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company ("AXA Equitable")
MONY Life Insurance Company of America ("MONY America")

SUPPLEMENT DATED NOVEMBER 18, 2013 TO THE MAY 1, 2013, MARKET STABILIZER
OPTION(R) ("MSO") PROSPECTUS

VARIABLE LIFE INSURANCE POLICIES

..   INCENTIVE LIFE LEGACY(R) II
..   CORPORATE OWNED INCENTIVE LIFE(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy, please note the following changes:

Effective immediately, we reserve the right to implement a limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option ("Segment Maturity GIO limitation). Accordingly, please note the following changes:

IN "DEFINITIONS," A NEW DEFINITION FOR "SEGMENT MATURITY GIO LIMITATION" IS
ADDED AS FOLLOWS:

Segment Maturity GIO Limitation - A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. AXA Equitable and MONY America reserve the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at anytime, but it will never be less than
5% of your Segment Maturity Value. We will transfer any portion of your Segment
Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option.

IN "RISK FACTORS," THE FOLLOWING IS ADDED AS THE FOURTEENTH BULLET:

Upon advance notification, AXA Equitable and MONY America reserve the right to implement a Segment Maturity GIO Limitation.

IN "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," UNDER "SEGMENT MATURITY,"
LETTER (C) IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(c) the Segment Maturity GIO transferred to the Unloaned GIO subject to any
Segment Maturity GIO Limitation that we may impose.

IN "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," UNDER "SEGMENT MATURITY,"
THE THIRD PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

However, if we are not offering the MSO at that time, we will transfer the
Segment Maturity Value to the investment options available under your policy per your instructions or to the EQ/Money Market investment option if no instructions are received. If the Segment Maturity GIO Limitation is in effect, then you may only allocate up to a specified percentage of your Segment
Maturity Value to the guaranteed interest option. That limitation will never be less than 5% of your Segment Maturity Value. Any portion of the Segment
Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation will be allocated to the EQ/Money Market variable investment option unless we receive your instructions prior to the
Segment Maturity Date that the Segment Maturity Value should be allocated to any other available variable investment option. Please see "Right to
Discontinue and Limit Amounts Allocated to the MSO" and "Segment Maturity GIO
Limitation" for more information. Although under the appropriate variable life insurance policy we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there will be no transfer charges for any of the transfers discussed in this section.

IN "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," THE FOLLOWING IS ADDED AS
A NEW PARAGRAPH BEFORE "RIGHT TO DISCONTINUE AND LIMIT AMOUNTS ALLOCATED TO THE
MSO":

SEGMENT MATURITY GIO LIMITATION

Upon advance notification, we reserve the right to limit the amount of your
Segment Maturity Value that may be allocated to the guaranteed interest option.
However, that limitation will never be less than 5% of your Segment Maturity
Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity
GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment
Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option.

                   EVM-21 (11/13)                                151172 (11/13)
                   IL Legacy II (AXA/MLOA), COIL
                   - New Biz                                            #652318

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

  Copyright 2013 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
                             All rights reserved.

                     AXA Equitable Life Insurance Company
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

MONY Life Insurance Company of America

SUPPLEMENT DATED JULY 22, 2013 TO THE CURRENT PROSPECTUS FOR

INCENTIVE LIFE LEGACY(R) II

--------------------------------------------------------------------------------

FOR USE IN CONNECTICUT ONLY

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the
''Prospectus''). You should read this Supplement in conjunction with the
Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the
Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to describe the Long-Term Care Services/SM/
Rider that is available in Connecticut on or about July 22, 2013.

The Long-Term Care Services/SM/ Rider is described in your current prospectus under "More information about policy features and benefits." "Appendix II:
Policy Variations" describes policy variations that differ from what is described in the prospectus but may have been in effect at the time your policy was issued. "Appendix III: State contract availability and/or variations of certain features and benefits" describes certain variations from the standard
Long-Term Care Services/SM/ Rider that are specific to the form of the rider sold in Connecticut.

I. UPDATE TO APPENDIX II: POLICY VARIATIONS

   This Supplement updates "Appendix II: Policy Variations" by adding the following new entry to the list of policy variations:

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
February 15,              Long Term Care            This form of the rider
2013-July 21, 2013        Services/SM/ Rider        is no longer available
                          (Rider Form No.           for purchase.
                          R12-10CT) (Connecticut
                          only)
-----------------------------------------------------------------------------

II.UPDATE TO APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF
   CERTAIN FEATURES AND BENEFITS

   This Supplement deletes in its entirety the prior version of the Connecticut section of "Appendix III: State policy availability and/or variations of certain features and benefits" and replaces it with the following:

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

CONNECTICUT  See "Long Term Care Services/SM/  The Long Term Care Services/SM/
             Rider" under "Other benefits you  Rider is available for issue
             can add by rider" in "More        ages 20-70. Different monthly
             information about policy          charge amounts and rules will
             features and benefits"            apply.

                                               The long-term care specified
                                               amount for this rider is as
                                               follows:

                                               We will pay up to the long-term
                                               care specified amount for
                                               qualified long-term care
                                               services for the insured person
                                               for the duration of a period of
                                               coverage. The initial long-term
                                               care specified amount is equal
                                               to the face amount of the base
                                               policy at issue. This amount may
                                               change due to subsequent policy
                                               transactions and will be reduced
                                               at the end of a period of
                                               coverage to reflect benefits
                                               paid during that period of
                                               coverage. Any request for a
                                               decrease in the policy face
                                               amount will reduce the current
                                               long-term care specified amount
                                               to an amount equal to the lesser
                                               of: (a) the new policy face
                                               amount; or (b) the long-term
                                               care specified amount
                                               immediately prior to the face
                                               amount decrease. Any partial
                                               withdrawal will reduce the
                                               current long-term care specified
                                               amount by the amount of the
                                               withdrawal, but not to less than
                                               the policy account value minus
                                               the withdrawal. The maximum
                                               monthly benefit in either case
                                               will then be equal to the new
                                               long-term care specified amount
                                               multiplied by the benefit
                                               percentage.
--------------------------------------------------------------------------------

                   EVM 13 (7/13)                                  151146 (7/13)
                   MLOA IL Legacy II                                    #566230

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT
(CONTINUED)                                    The maximum monthly benefit is
                                               equal to the long-term care
                                               specified amount multiplied by
                                               the benefit percentage you have
                                               selected. This amount may change
                                               due to subsequent policy
                                               transactions.

                                               The maximum monthly payment
                                               limitation for this rider is as
                                               follows:

                                               Each month, the monthly benefit
                                               payment (a portion of which will
                                               be applied to repay any
                                               outstanding policy loan) for
                                               qualified long term care
                                               services for the insured person
                                               is the lesser of:

                                               1. the maximum monthly benefit
                                               (or lesser amount as requested,
                                               however, this may not be less
                                               than $500); or

                                               2. the monthly equivalent of
                                               200% of the per day limit
                                               allowed by the Health Insurance
                                               Portability and Accountability
                                               Act or "HIPAA" (We reserve the
                                               right to increase this
                                               percentage.) To find out the
                                               current per day limit allowed by
                                               HIPAA, go to www.irs.gov. We may
                                               also include this information in
                                               your policy's annual report.

                                               For purposes of determining the
                                               maximum monthly benefit, the
                                               benefit percentage options are
                                               1% or 2% for issue ages 20-70
                                               and 3% for issue ages 20-55.

                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured is still a
                                               chronically ill individual
                                               receiving qualified long-term
                                               care services in accordance with
                                               a plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               the status of the insured,
                                               benefit payments will terminate
                                               at the end of the twelve month
                                               period. This rider may not cover
                                               all of the costs associated with
                                               long-term care services during
                                               the insured person's period of
                                               coverage.

                                               The following information
                                               replaces the "Elimination
                                               Period" subsection in this
                                               section.

                                               .   Elimination period. The
                                                   Long-Term Care Services/SM/
                                                   Rider has an elimination
                                                   period that is the required
                                                   period of time while the
                                                   rider is in force that must
                                                   elapse before any benefit is
                                                   available to the insured
                                                   person under this rider. The
                                                   elimination period is 90
                                                   days, beginning on the first
                                                   day of any qualified long
                                                   term care services that are
                                                   provided to the insured
                                                   person. Generally, benefits
                                                   under this rider will not be
                                                   paid until the elimination
                                                   period is satisfied;
                                                   however, benefits will be
                                                   retroactively paid for the
                                                   elimination period. The 90
                                                   days do not have to be
                                                   continuous, but
--------------------------------------------------------------------------------

                                      2

----------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
CONNECTICUT                                       the elimination period must
(CONTINUED)                                       be satisfied within a
                                                  consecutive period of 24
                                                  months starting with the
                                                  month in which such services
                                                  are first provided. If the
                                                  elimination period is not
                                                  satisfied within this time
                                                  period, you must submit a new
                                                  claim for benefits under this
                                                  rider. This means that a new
                                                  elimination period of 90 days
                                                  must be satisfied within a
                                                  new 24 month period. The
                                                  elimination period must be
                                                  satisfied only once while
                                                  this rider is in effect.

                                               The Nonforfeiture benefit is not
                                               available.

                                               The Maximum total benefit is not
                                               applicable.

                                               The Acceleration percentage
                                               concept is not applicable.

                                               Death benefit option changes are
                                               not permitted.

             See "Tax treatment of living      The tax information for the
             benefits rider or Long Term Care  Long-Term Care Services/SM/
             Services/TM/ Rider under a        Rider below replaces, in its
             policy with the applicable        entirety, the tax information in
             rider" in "Tax Information"       this section:

                                               Benefits received under the Long
                                               Term Care Services/SM/ Rider are
                                               intended to be treated, for
                                               Federal income tax purposes, as
                                               accelerated death benefits under
                                               section 101(g) of the Code on
                                               the life of a chronically ill
                                               insured person receiving
                                               qualified long-term care
                                               services within the meaning of
                                               section 7702B of the Code. The
                                               benefits are intended to qualify
                                               for exclusion from income
                                               subject to the limitations of
                                               the Code with respect to a
                                               particular insured person.
                                               Receipt of these benefits may be
                                               taxable. Generally income
                                               exclusion for all payments from
                                               all sources with respect to an
                                               insured person will be limited
                                               to the higher of the Health
                                               Insurance Portability and
                                               Accountability Act ("HIPAA") per
                                               day limit or actual costs
                                               incurred by the taxpayer on
                                               behalf of the insured person.

                                               Charges for the Long Term Care
                                               Services/SM/ Rider may be
                                               considered distributions for
                                               income tax purposes, and may be
                                               taxable to the owner to the
                                               extent not considered a
                                               nontaxable return of premiums
                                               paid for the life insurance
                                               policy. See above for tax
                                               treatment of distributions to
                                               you. Charges for the Long Term
                                               Care Services/SM/ Rider are
                                               generally not considered
                                               deductible for income tax
                                               purposes. The Long Term Care
                                               Services/SM/ Rider is not
                                               intended to be a qualified
                                               long-term care insurance
                                               contract under section 7702B(b)
                                               of the Code.

                                               Any adjustments made to your
                                               policy death benefit, face
                                               amount and other values as a
                                               result of Long Term Care
                                               Services/SM/ Rider benefits paid
                                               will also generally cause us to
                                               make adjustments with respect to
                                               your policy under federal income
                                               tax rules for testing premiums
                                               paid, your tax basis in your
                                               policy, your overall premium
                                               limits and the seven-pay period
                                               and seven-pay limit for testing
                                               modified endowment contract
                                               status.
----------------------------------------------------------------------------------

            Copyright 2013 MONY Life Insurance Company of America.
                 All rights reserved. Incentive Life Legacy is
       a registered trademarks of AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234